[SASM&F LETTERHEAD]

June 12, 2008

VIA EDGAR AND HAND DELIVERY

Mr. Jeffrey Riedler

Assistant Director

Division of Corporation Finance

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:	Celera Corporation
Amendment No. 3 to the Registration Statement on Form S-1,
Filed May 16, 2008
SEC File No. 333-149457

Dear Mr. Riedler:

On behalf of Celera Corporation, a Delaware corporation (the “Company”), we submit this letter to respond to the comments (the “Comments”) of the Staff of the Commission (the “Staff”) to the above-referenced Registration Statement (the “Registration Statement”) set forth in the Staff’s letter to Ms. Kathy Ordoñez of May 27, 2008 (the “Comment Letter”).  Enclosed please find two (2) copies of Amendment No. 4 (“Amendment No. 4”) to the Registration Statement, as filed electronically with the Securities and Exchange Commission (the “Commission”) on the date hereof, marked to show changes from Amendment No. 3 to the Registration Statement filed with the Commission on May 16, 2008.  Also enclosed for the convenience of the Staff are two (2) paper copies of all exhibits to the Registration Statement filed with the Commission today with Amendment No. 4.  We note that eight of these exhibits have been filed in redacted form, subject to requests for confidential treatment submitted to the Staff on the date hereof pursuant to Rule 406 under the Securities Act of 1933, as amended.  We have also enclosed for the supplemental review of the Staff two (2) paper copies of a revised draft opinion of Skadden, Arps, Slate, Meagher & Flom LLP regarding the legality of the common stock to be issued that will be filed by subsequent amendment as Exhibit 5.1 and two (2) paper copies of a draft opinion of Skadden, Arps, Slate, Meagher & Flom LLP regarding certain tax matters that will be filed by subsequent amendment as Exhibit 8.1 (the “Tax Opinion”).

The changes reflected in Amendment No. 4 include: those made in connection with Applera Corporation's execution of an Agreement and Plan of Merger, dated as of June 11, 2008, by and among Applera Corporation, Invitrogen Corporation and Atom Acquisition, LLC, a direct wholly-owned subsidiary of Invitrogen, including those that reflect the effect of the proposed merger on the Tax Opinion; changes made in response to the Comments; and other changes that are intended to update, clarify and render more complete the information contained therein.

For the convenience of the Staff, the Company has restated in italics each of the Comments and each of the Company’s responses are set forth immediately below the Comment to which they relate.  Capitalized terms used but not defined herein have the meanings given to them in Amendment No. 4.  All references to page numbers in the Company’s responses correspond to the page numbers in Amendment No. 4.

General

1.             Q.             We note that you have updated your disclosure to discuss a gene variant called KIF6 and its related laboratory service assay, which is now being offered to a trial market.  In an appropriate place in your filing, please expand your disclosure to discuss the diseases, conditions, etc. with which KIF6 is associated, or for which KIF6 is considered to be a marker.

A.            In response to the Staff’s comment, we have revised the disclosure on pages 2 and 49 accordingly.

Our Company

Licensing Programs, Collaborations and Other Intellectual Property Licenses, page 85

2.             Q.             We note your response to Comment 5 and reissue the comment in part.  We note from Exhibit 10.18 that the term of the agreement will continue until the expiration of the last-to-expire of the patents under which rights are granted in the Agreement.  Please expand your disclosure on page 86 of this filing to disclose the term of the agreement with Cepheid, specifically, the duration of the last-to-expire patent covered under the Agreement.

A.            In response to the Staff’s comment, we have revised the disclosure on page 85 accordingly.

Undertakings, page II-2

3.             Q.             It appears that this section contains undertakings that are not applicable to your offering.  Please amend your filing to remove the inapplicable undertakings.

A.            In response to the Staff’s comment, we have revised the disclosure on pages II-2 and II-3 accordingly.

Exhibit Index, page II-6

4.             Q.             We note your response to Comment 7 and reissue the comment in part.

•    As to the first qualification, please advise us as to the agreements with third parties to which you are referring.  Please further advise us why the failure to perform the due diligence you say you cannot do causes you to be unable to render an opinion as to the legality of the securities being registered.

•    As to the second and third qualifications, please note that we cannot allow you to disregard due diligence you can and need to perform before rendering an opinion, because it is burdensome.  It appears that verifying these agreements are in accord with the Plans and verifying that these agreements have been duly authorized, validly executed, and delivered by the parties thereto is due diligence you must perform.

A.            In response to the Staff’s comment and further to our discussion with the Staff on June 4, 2008, we have revised our legal opinion to remove the referenced assumptions, but have included therein an assumption that, with respect to future grants of options and other awards under the Company’s benefit plans, the Company will take all corporate action required under the Celera Corporation Equity Incentive Plan in connection with such grants.

Please note that the Company filed electronically with the Commission on the date hereof an acceleration request requesting the Registration Statement be declared effective at 12:00 p.m. on June 16, 2008.  As discussed with the Staff, Applera mailed the notice of redemption to holders of Celera Group tracking stock, which notice provides for a redemption date of July 1, 2008, subject to the satisfaction of certain conditions.  In that regard, we would appreciate the Staff’s efforts in working with us toward the goal of having the Registration Statement declared effective on June 16, 2008, so that the Company can mail copies of the prospectus to holders of Celera Group tracking stock in order to consummate the separation on July 1.  Should you have any questions or want to discuss these matters further, please call the undersigned at (302) 651-3180.  Facsimile transmissions may be made to the undersigned at (302) 651-3001.

Very truly yours,

/s/ Allison L. Land

Allison L. Land

cc:	Kathy Ordoñez
William B. Sawch